Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts Receivable - Schedule of Accounts Receivable

The breakdown of the accounts receivable balance is detailed below:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Trade accounts receivable	1,634	5,103
Allowance for credit losses	(69)	(50)
Total accounts receivable net of allowance for credit losses	1,565	5,053